COMPANY'S OPERATIONS - Business combination with Fibria (Details) - BRL (R$) R$ in Thousands			12 Months Ended
	Jan. 14, 2019	Jan. 03, 2019	Dec. 31, 2020	Dec. 31, 2019
Fair value adjustment on business combination with Fibria (assets and liabilities):
Inventories			R$ 2,178,903	R$ 2,178,903
Fibria
COMPANY'S OPERATIONS
Cash transferred		R$ 27,797,441
Issuance of shares by Suzano		9,438,413
Total consideration		37,235,854
Book value of Fibria's shareholder's equity		14,149,004
Write-off of the book value of existing goodwill, net of the deferred income taxes		3,495,077
Mandatory minimum dividends (eliminated from the balance sheet at the date of acquisition)		724,829
Book value of Fibria's shareholders' equity, net of goodwill		11,378,756
Fair value adjustment on business combination with Fibria (assets and liabilities):
Inventories		2,178,903
Property, plant and equipment		9,362,315
Customer relationship		9,030,779
Port assets		749,060
Contingent liabilities		(2,970,546)
Loans and financing		(59,921)
Taxes recoverable		(235,843)
Other assets and liabilities, net		(451,624)
Deferred taxes, net		(546,324)
Total impact of fair value		17,960,047
Goodwill on the expectation of future profitability		R$ 7,897,051
Period of past sales information	5 years